S-K 1603(b) Conflicts of Interest	Jan. 30, 2026
Spac Sponsor Conflict Of Interest Line Items
Conflict of Interest, Description [Text Block]

Our initial shareholders are not prohibited from sponsoring, investing in or otherwise becoming involved with, any other blank check companies (including special purpose acquisition companies similar to our company), including in connection with their initial business combinations, prior to us completing our initial business combination. Potential investors should also be aware of the following potential conflicts of interest:

●	None of our officers or directors is required to commit his or her full time to our affairs and, accordingly, may have conflicts of interest in allocating his or her time among various business activities.

●	In the course of their other business activities, our officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to us as well as the other entities with which they are affiliated. Our management may have conflicts of interest in determining to which entity a particular business opportunity should be presented.

●	Our initial shareholders purchased founder shares prior to the date of this prospectus and the sponsor will purchase the private units in transactions that will close simultaneously with the closing of this offering. Our initial shareholders have agreed to waive their right to liquidating distributions with respect to its founder shares if we fail to consummate our initial business combination within the required time period. However, if our initial shareholders acquire public shares in or after this offering, they will be entitled to receive liquidating distributions with respect to such public shares if we fail to consummate our initial business combination within the required time period. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the private units will be used to fund the redemption of our public shares, and the private units will expire worthless.

●	Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

●	Certain of our initial shareholders, directors and officers presently has, and any of them in the future may have additional, fiduciary or contractual obligations to other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entity. As a result, our officers or directors may present a potential target to our competitor that would have been presented to us or devote time to our affairs which may have a negative impact on our ability to complete our initial business combination.

●	Our officers and directors may in the future become affiliated with entities, including other blank check companies, engaged in business activities similar to those intended to be conducted by our company.

●	Repayment of loans which may be made by our sponsor or an affiliate of our sponsor or certain of our officers and directors to finance transaction costs in connection with an intended initial business combination. Up to $1,500,000 of such loans may be converted into private units of the post-business combination entity at a price of $10.00 per private unit at the option of the applicable lender. Such working capital units would be identical to the private units. Except for the foregoing, the terms of such loans, if any, have not been determined and no written agreements exist with respect to such loans. These financial interests of our sponsor, executive officers and directors may influence their motivation in identifying and selecting a target business combination and completing an initial business combination.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]	Our officers and directors may owe competing duties to other enterprises, and opportunities presented to them may not be presented to us as a result of such conflicts. Also, each of our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.Our initial shareholders are not prohibited from sponsoring, investing in or otherwise becoming involved with, any other blank check companies (including special purpose acquisition companies similar to our company), including in connection with their initial business combinations, prior to us completing our initial business combination. Potential investors should also be aware of certain potential conflicts of interest as further described in See “Proposed Business - Our Acquisition Process” and “Management - Conflicts of Interest.”If any of our directors or officers become aware of a business combination opportunity which is suitable for another entity to whom they owe fiduciary or contractual duties, he or she may need to honor his or her fiduciary or contractual obligations to present such business combination opportunity to such entity, and only present it to us if such entity rejects the opportunity, subject to their fiduciary duties under Cayman Islands law. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any director or officer, on the one hand, and us, on the other. See “Risk Factors - Risks Related to our Sponsor, Management Team, and Their Respective Affiliates - Certain of our initial shareholders, including certain of our directors and officers, are now, and all of them may become, affiliated with entities engaged in business activities similar to those intended to be conducted by us and, accordingly, may have conflicts of interest in determining to which entity a particular business opportunity should be presented.”We are not prohibited from pursuing an initial business combination with a company that is affiliated with our initial shareholders; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination. In the event we seek to complete an initial business combination with a target that is affiliated with our initial shareholders, we, or a committee of independent and disinterested directors, may engage independent advisors to assist with the evaluation and will obtain an opinion from an independent investment banking firm or from an independent accounting firm that such business combination is fair to our company from a financial point of view.In addition, our initial shareholders or any of their affiliates may make additional investments in the company in connection with the initial business combination, although our sponsor and its affiliates have no obligation or current intention to do so. If our initial shareholders or any of their affiliates elects to make additional investments, such proposed investments could influence our initial shareholder’s motivation to complete an initial business combination.Prior to this offering, our sponsor paid a nominal aggregate purchase price of $25,000 for the 3,833,333 founder shares, or approximately $0.0065 per share. In addition, our sponsor has committed to purchase an aggregate of 233,000 (or 251,750 if the underwriters’ over-allotment option is exercised in full) private placement units for a purchase price of $10.00 per unit, or $2,330,000, in the aggregate (or $2,517,500 in the aggregate if the underwriters’ over-allotment option is exercised in full). Because the founder shares and private units held by our sponsor and management will be worthless if we do not complete a business combination transaction during the completion window, members of our board of directors may be economically incentivized to consummate an initial business combination with a riskier, weaker-performing or less-established target business than would be the case if our management had paid the same per share price for the founder shares as our public shareholders paid for their public shares.Payment for the reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination, and repayment of loans which may be made by our sponsor or an affiliate of our sponsor or certain of our officers and directors to finance transaction costs in connection with an intended initial business combination, may not be paid in the event we do not consummate a business combination.In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.Similarly, if we agree to pay our sponsor or a member of our management team a finder’s fee, advisory fee, consulting fee or success fee in order to effectuate the completion of our initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as any such fee may not be paid unless we consummate such business combination.